Summary - Invesco Emerging Market Local Currency Debt Fund | Invesco Emerging Market Local Currency Debt Fund
Fund Summary - Invesco Emerging Market Local Currency Debt Fund
Investment Objective(s)
The Fund’s investment objective is to provide total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Summary - Invesco Emerging Market Local Currency Debt Fund Invesco Emerging Market Local Currency Debt Fund	Class A, Invesco Emerging Market Local Currency Debt Fund	Class B, Invesco Emerging Market Local Currency Debt Fund	Class C, Invesco Emerging Market Local Currency Debt Fund	Class R, Invesco Emerging Market Local Currency Debt Fund	Class Y, Invesco Emerging Market Local Currency Debt Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summary - Invesco Emerging Market Local Currency Debt Fund Invesco Emerging Market Local Currency Debt Fund		Class A, Invesco Emerging Market Local Currency Debt Fund	Class B, Invesco Emerging Market Local Currency Debt Fund	Class C, Invesco Emerging Market Local Currency Debt Fund	Class R, Invesco Emerging Market Local Currency Debt Fund	Class Y, Invesco Emerging Market Local Currency Debt Fund
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.86%	0.86%	0.86%	0.86%	0.86%
Total Annual Fund Operating Expenses		1.86%	2.61%	2.61%	2.11%	1.61%
Fee Waiver and/or Expense Reimbursement	[1]	0.62%	0.62%	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.24%	1.99%	1.99%	1.49%	0.99%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 1.24%, 1.99%, 1.99%, 1.49% and 0.99%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2013.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Summary - Invesco Emerging Market Local Currency Debt Fund Invesco Emerging Market Local Currency Debt Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Emerging Market Local Currency Debt Fund	Class A	595	975	1,378	2,503
Class B, Invesco Emerging Market Local Currency Debt Fund	Class B	702	1,053	1,530	2,715
Class C, Invesco Emerging Market Local Currency Debt Fund	Class C	302	753	1,330	2,898
Class R, Invesco Emerging Market Local Currency Debt Fund	Class R	152	601	1,077	2,392
Class Y, Invesco Emerging Market Local Currency Debt Fund	Class Y	101	447	818	1,859

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Summary - Invesco Emerging Market Local Currency Debt Fund Invesco Emerging Market Local Currency Debt Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Emerging Market Local Currency Debt Fund	Class A	595	975	1,378	2,503
Class B, Invesco Emerging Market Local Currency Debt Fund	Class B	202	753	1,330	2,715
Class C, Invesco Emerging Market Local Currency Debt Fund	Class C	202	753	1,330	2,898
Class R, Invesco Emerging Market Local Currency Debt Fund	Class R	152	601	1,077	2,392
Class Y, Invesco Emerging Market Local Currency Debt Fund	Class Y	101	447	818	1,859

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities denominated in the currencies of emerging market countries.

In complying with the 80% investment requirement, the Fund at times will invest in other investments that have economic characteristics similar to the Fund’s direct investments, including derivatives, which may have the effect of leveraging the Fund’s portfolio.

The Fund can invest in derivatives including credit default swaps, interest rate swaps, credit linked notes, currency futures and forward foreign currency contracts.

The Fund can invest in credit default swaps to hedge its credit risk to an asset class or a particular issuer. A credit default swap is an agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults. A Fund may enter into credit default swaps to create long or short exposure to corporate debt securities or sovereign debt securities. A Fund may buy a credit default swap (buy credit protection) or sell a credit default swap (sell credit protection). When the Fund buys a credit default swap it makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a referenced debt obligation (the Reference Obligation). Alternatively, a Fund may sell a credit default swap whereby the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the underlying Reference Obligation.

The Fund can invest in interest rate swaps to hedge its exposure to interest rates. An interest rate swap is an agreement between two parties pursuant to which the parties exchange a floating interest rate payment for a fixed interest rate payment based on a specified principal or notional amount.

Credit linked notes are securities with an embedded credit default swap allowing the issuer to transfer a specific credit risk to credit investors. The credit linked note’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the credit linked note holder receives either fixed or floating coupon rate during the life of the credit linked note and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the credit linked note holder will receive an amount equivalent to the recovery rate. In return for these risks, the credit linked note holder receives a higher yield. The Fund can generally use credit linked notes to gain exposure to certain markets.

The Fund can invest in forward foreign currency contracts and currency futures to mitigate the risk of foreign currency exposure. Forward foreign currency contracts and currency futures are agreements between parties to exchange a specified amount of currency at a specified future time at a specified rate. These contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Fund can use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The debt securities in which the Fund primarily invests include sovereign, quasi-sovereign, corporate and supranational bonds. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or whose majority shareholder is a foreign government. Supranational bonds are bonds issued by an international organization designated or supported by two or more governmental entities and designed to promote economic reconstruction, development or international banking institutions.

Emerging market countries are those countries in the world other than developed countries of the European Union, the United States of America, Canada, Japan, Australia, New Zealand, Norway, Switzerland, Hong Kong and Singapore. A complete list of developed countries of the European Union can be found in the Fund’s SAI. The Fund uses the following criteria to determine whether an issuer is in an emerging market country, including whether (1) it is organized under the laws of an emerging market country; (2) it has a principal office in an emerging market country; (3) it derives 50% or more of its total revenues from business in an emerging market country; or (4) its securities are trading principally on a stock exchange, or in an over-the-counter market, in emerging market countries.

The Fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than may a diversified fund.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The portfolio managers of the Fund employ a top-down approach with rigorous bottom-up country, currency and interest rate analysis. The strategy employs disciplined portfolio construction and places a strong emphasis on risk management. The management team strives to avoid substantial credit deterioration and currency devaluation. The management team also looks to participate in the upside of a positive market movement.

In making investment decisions, the portfolio management team makes an initial assessment of the global economic environment, which provides the context for the management team’s sovereign and local currencies outlook, positioning relative to the economic cycle and the level of fundamental risk targeted within the Fund. Members of the team conduct sovereign debt and currency analysis using bottom-up fundamental analysis of the macroeconomic environment of each country, political analysis, appraisals of market supply and demand dynamics, as well as other factors. A forward-looking assessment is then made for each country’s fixed income securities and currency. Securities are selected for inclusion based on perceived value of individual securities relative to alternatives, duration and yield curve positioning appropriate for the interest rate outlook, credit and currency opportunities, and an effort to achieve appropriate diversification. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change. In addition, fundamental analysis for corporate issuers is conducted where applicable. The management team will consider selling a security if, among other things: (1) the foreign exchange and interest rate outlook is no longer consistent with the original investment thesis; (2) the issue has met or exceeded its foreign exchange and interest rate objectives; or (3) there are more attractive investment alternatives in the market.

While the Fund anticipates being largely invested in investment grade securities, the Fund may invest up to 100% of its total assets in assets considered to be non-investment grade securities (junk bonds). A fixed income security is considered investment grade if it is either rated at least Baa3 by Moody’s Investors Service, Inc., BBB- by Standard & Poor’s or BBB- by Fitch, or the Fund’s portfolio managers believe it to be of comparable quality.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a credit linked note created with credit default swaps, the structure will be “funded” such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Sovereign Debt Risk. Investments in foreign sovereign debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund’s business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or Fund liquidation.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Best Quarter (ended June 30, 2011): 3.94% Worst Quarter (ended September 30, 2011): -10.26%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Summary - Invesco Emerging Market Local Currency Debt Fund Invesco Emerging Market Local Currency Debt Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Return Before Taxes Class A, Invesco Emerging Market Local Currency Debt Fund	Class A shares: Inception (6/16/2010)	Return Before Taxes		(8.13%)	2.09%	Jun. 16, 2010
Return Before Taxes Class B, Invesco Emerging Market Local Currency Debt Fund	Class B shares: Inception (6/16/2010)			(8.56%)	2.21%	Jun. 16, 2010
Return Before Taxes Class C, Invesco Emerging Market Local Currency Debt Fund	Class C shares: Inception (6/16/2010)			(5.04%)	4.59%	Jun. 16, 2010
Return Before Taxes Class R, Invesco Emerging Market Local Currency Debt Fund	Class R shares: Inception (6/16/2010)			(3.78%)	5.11%	Jun. 16, 2010
Return Before Taxes Class Y, Invesco Emerging Market Local Currency Debt Fund	Class Y shares: Inception (6/16/2010)			(3.30%)	5.62%	Jun. 16, 2010
Return After Taxes on Distributions Class A, Invesco Emerging Market Local Currency Debt Fund	Class A shares: Inception (6/16/2010)	Return After Taxes on Distributions		(11.80%)	(1.86%)	Jun. 16, 2010
Return After Taxes on Distributions and Sale of Fund Shares Class A, Invesco Emerging Market Local Currency Debt Fund	Class A shares: Inception (6/16/2010)	Return After Taxes on Distributions and Sale of Fund Shares		(5.15%)	(0.37%)	Jun. 16, 2010
JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified		JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified (from 06/30/2010)	(reflects no deductions for fees, expenses or taxes)	(1.75%)	6.53%	Jun. 30, 2010
Lipper Emerging Markets Debt Funds Index		Lipper Emerging Markets Debt Funds Index (from 06/30/2010)		2.19%	6.52%	Jun. 30, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.